Share-based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	546,935
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 4.44
RSU granted (in shares) | shares	760,810
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 5.50
RSUs vested (in shares) | shares	(399,536)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (4.47)
Balance as at the end (none of which are vested) | shares	908,209
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 5.31